Equity - Consolidated VIE assets and liabilities (Details) - USD ($) $ in Millions		Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014	Aug. 29, 2013
Assets
Cash and equivalents		$ 4,140	$ 2,287	$ 4,150	$ 2,880
Receivables		2,068	2,507
Inventories		2,889	2,340
Other current assets		140	228
Total current assets		9,495	8,596
Property, plant, and equipment, net		14,686	10,554
Other noncurrent assets		460	455
Total assets		27,540	24,143
Liabilities
Accounts payable and accrued expenses		3,879	2,611
Deferred income		200	205
Current debt		756	1,089
Total current liabilities		4,835	3,905
Long-term debt		9,154	6,252
Other noncurrent liabilities		623	698
Total liabilities		14,612	10,855
Variable Interest Entity, Primary Beneficiary | IM Flash Technologies, LLC
Assets
Cash and equivalents	[1]	98	134
Receivables	[1]	89	79
Inventories	[1]	68	65
Other current assets	[1]	6	7
Total current assets	[1]	261	285
Property, plant, and equipment, net	[1]	1,792	1,768
Other noncurrent assets	[1]	50	49
Total assets	[1]	2,103	2,102
Liabilities
Accounts payable and accrued expenses	[1]	175	182
Deferred income	[1]	7	9
Current debt	[1]	16	22
Total current liabilities	[1]	198	213
Long-term debt	[1]	66	49
Other noncurrent liabilities	[1]	94	100
Total liabilities	[1]	$ 358	362
Variable Interest Entity, Primary Beneficiary | MP Mask Technology Center, LLC
Assets
Total current assets	[1]		21
Noncurrent assets (primarily property, plant and equipment)	[1]		180
Liabilities
Total current liabilities	[1]		$ 21

[1]	Amounts exclude intercompany balances that were eliminated in our consolidated balance sheets.